Wells, Pipelines, Properties, Plant and Equipment, Net	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net	WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET
As of September 30, 2024, 2023 and December 31, 2023, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2023	Ps.	1,053,836,879	14,840,995	493,683,632	1,586,407,714	73,865,712	420,363,210	50,809,657	29,297,417	374,025,584	53,125,295	Ps.	4,150,256,095
Acquisitions	10,776,830		3,090,780	1,715,570	25,757,400	13,360	1,129,700	1,225,920	2,864,520	156,091,590	128,090	202,793,760
Reclassifications	2,098,250		—	103,360	2,967,760	(30,860)	(1,844,530)	43,270	(60)	(112,100)	—	3,225,090
Capitalization	10,120,490		—	10,780,630	59,000,230	260,310	7,966,840	587,390	49,700	(88,765,590)	—	—
Disposals	(6,333,370)		(1,156,350)	(17,979,170)	(1,094,130)	(49,390)	(944,190)	(570,820)	(59,810)	(4,149,920)	(2,420)	(32,339,570)
Translation effect	(12,740,160)		—	(219,730)	—	(934,660)	—	(65,450)	(406,010)	(20,734,850)	(233,160)	(35,334,020)
Balances as of September 30, 2023	Ps.	1,057,758,919	16,775,425	488,084,292	1,673,038,974	73,124,472	426,671,030	52,029,967	31,745,757	416,354,714	53,017,805	Ps.	4,288,601,355
Balances as of January 1, 2023	Ps.	1,053,836,879	14,840,995	493,683,632	1,586,407,714	73,865,712	420,363,210	50,809,657	29,297,417	374,025,584	53,125,295	Ps.	4,150,256,095
Acquisitions	24,218,720		5,271,100	4,266,300	36,368,940	24,280	2,164,860	2,564,910	3,447,500	249,698,512	140,930	328,166,052
Reclassifications	3,396,480		—	103,670	2,967,760	(197,220)	(2,648,540)	(246,280)	1,000	3,855,890	—	7,232,760
Capitalization	15,580,570		—	15,121,590	71,789,810	1,739,570	7,966,840	1,119,100	883,390	(114,200,870)	—	—
Disposals	(8,316,930)		(1,198,300)	(21,457,210)	(2,321,630)	(52,680)	(2,587,350)	(611,940)	(78,490)	(1,360,990)	(37,300)	(38,022,820)
Translation effect	(17,728,270)		—	(273,420)	—	(1,423,660)	—	(90,310)	(562,380)	(31,513,360)	(340,630)	(51,932,030)
Balances as of December 31, 2023	Ps.	1,070,987,449	18,913,795	491,444,562	1,695,212,594	73,956,002	425,259,020	53,545,137	32,988,437	480,504,766	52,888,295	Ps.	4,395,700,057
Acquisitions	7,476,120		5,124,610	3,184,650	45,149,840	10,490	694,070	1,582,600	606,690	135,642,460	—	199,471,530
Reclassifications	889,300		—	488,180	1,148,690	76,950	(868,610)	309,590	51,810	(7,480)	—	2,088,430
Capitalization	40,877,940		—	3,714,480	51,669,960	34,923,880	1,212,620	438,920	27,060	(132,892,280)	27,420	—
Disposals	(725,520)		(16,300)	(990)	—	(11,110)	(7,940)	(1,260,090)	(315,040)	(2,782,580)	(5,080)	(5,124,650)
Translation effect	19,175,470		—	(791,880)	—	1,962,400	—	128,100	604,410	36,201,070	365,560	57,645,130
Balances as of September 30, 2024	Ps.	1,138,680,759	24,022,105	498,039,002	1,793,181,084	110,918,612	426,289,160	54,744,257	33,963,367	516,665,956	53,276,195	Ps.	4,649,780,497

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Accumulated depreciation and amortization
Balances as of January 1, 2023	Ps.	(789,443,853)	(6,593,644)	(264,441,515)	(1,260,106,083)	(47,796,496)	(294,192,090)	(45,932,403)	(15,664,032)	(57,335,129)	—	Ps.	(2,781,505,245)
Depreciation and amortization	(24,361,100)		(526,030)	(9,497,240)	(41,645,430)	(1,388,460)	(7,837,130)	(1,096,360)	(1,050,864)	—	—	(87,402,614)
Reclassifications	(491,110)		—	(103,360)	(2,989,670)	296,380	98,620	(36,010)	60	—	—	(3,225,090)
(Impairment)	(24,609,910)		—	(14,641,010)	(39,710,970)	—	(24,990,370)	—	—	(1,414,602)	—	(105,366,862)
Reversal of impairment	13,863,830		—	648,720	12,067,350	—	—	50	28,830	4,560,530	—	31,169,310
Disposals	4,749,890		394,980	9,449,190	25,360	—	730,240	546,910	50,796	—	—	15,947,366
Translation effect	7,162,720		—	141,020	—	467,020	—	42,490	69,800	—	—	7,883,050
Balances as of September 30, 2023	Ps.	(813,129,533)	(6,724,694)	(278,444,195)	(1,332,359,443)	(48,421,556)	(326,190,730)	(46,475,323)	(16,565,410)	(54,189,201)	—	Ps.	(2,922,500,085)
Balances as of January 1, 2023	Ps.	(789,443,853)	(6,593,644)	(264,441,515)	(1,260,106,083)	(47,796,496)	(294,192,090)	(45,932,403)	(15,664,032)	(57,335,129)	—	Ps.	(2,781,505,245)
Depreciation and amortization	(33,219,850)		(714,350)	(12,824,020)	(73,618,580)	(1,858,330)	(12,164,310)	(1,645,720)	(1,510,116)	—	—	(137,555,276)
Reclassifications	45,407,770		—	(46,118,320)	(6,926,040)	327,930	109,160	(12,330)	74,390	(95,320)	—	(7,232,760)
(Impairment)	(45,202,986)		—	(22,452,490)	(55,380,990)	—	(26,134,930)	—	—	(4,808,840)	—	(153,980,236)
Reversal of impairment	19,244,900		—	18,153,170	52,926,380	23,570	29,485,650	10,100	33,078	5,305,870	—	125,182,718
Disposals	7,510,670		411,410	18,624,270	1,216,350	41,730	2,064,410	587,800	55,608	—	—	30,512,248
Translation effect	10,150,720		—	196,130	—	693,390	—	57,640	102,780	—	—	11,200,660
Balances as of December 31, 2023	Ps.	(785,552,629)	(6,896,584)	(308,862,775)	(1,341,888,963)	(48,568,206)	(300,832,110)	(46,934,913)	(16,908,292)	(56,933,419)	—	Ps.	(2,913,377,891)
Depreciation and amortization	(24,016,750)		(511,910)	(9,082,640)	(62,953,590)	(1,326,400)	(9,029,920)	(1,193,320)	(1,305,867)	—	—	(109,420,397)
Reclassifications	(107,420)		—	(488,180)	(1,148,790)	(31,320)	48,420	(309,430)	(51,810)	100	—	(2,088,430)
(Impairment)	(76,713,430)		—	(7,795,540)	(16,604,400)	—	(3,908,560)	—	—	(1,818,200)	—	(106,840,130)
Reversal of impairment	15,520,040		—	2,931,870	20,449,760	—	7,885,350	62,440	—	8,149,225	—	54,998,685
Disposals	578,440		11,630	970	—	8,060	5,070	1,255,820	237,821	—	—	2,097,811
Translation effect	(12,115,910)		—	804,780	—	(764,500)	—	(59,540)	(145,500)	—	—	(12,280,670)
Balances as of September 30, 2024	Ps.	(882,407,659)	(7,396,864)	(322,491,515)	(1,402,145,983)	(50,682,366)	(305,831,750)	(47,178,943)	(18,173,648)	(50,602,294)	—	Ps.	(3,086,911,022)
Wells, pipelines, properties, plant and equipment—net as of September 30, 2023	Ps.	244,629,386	10,050,731	209,640,097	340,679,531	24,702,916	100,480,300	5,554,644	15,180,347	362,165,513	53,017,805	Ps.	1,366,101,270
Wells, pipelines, properties, plant and equipment—net as of December 31, 2023	Ps.	285,434,820	12,017,211	182,581,787	353,323,631	25,387,796	124,426,910	6,610,224	16,080,145	423,571,347	52,888,295	Ps.	1,482,322,166
Wells, pipelines, properties, plant and equipment—net as of September 30, 2024	Ps.	256,273,100	16,625,241	175,547,487	391,035,101	60,236,246	120,457,410	7,565,314	15,789,719	466,063,662	53,276,195	Ps.	1,562,869,475
Depreciation rates	3 to 5%		5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—
(1)Mainly wells, pipelines and plants.
For the nine-month periods ended September 30, 2024 and 2023, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps.6,403,471, and Ps.3,565,226, respectively. Financing cost rates during the nine-month periods ended September 30, 2024 and 2023 were 7.82% to 18.68%, and 5.40% to 6.64%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the nine-month periods ended September 30, 2024 and 2023, recognized in operating costs and expenses, was Ps.109,420,397 and Ps.87,402,614, respectively. These figures include Ps.131,336 and Ps.85,996 for oil and gas production assets and costs related to plugging and abandonment of wells for the nine-month periods ended September 30, 2024 and 2023, respectively.

C.As of September 30, 2024 and December 31, 2023, provisions relating to future plugging of wells costs amounted to Ps.75,188,303 and Ps.61,117,106, respectively, and are presented in the “Provisions for plugging of wells” (see Note 17).

D.For the nine-month periods ended September 30, 2024 and 2023, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps.45,364,460 and Ps.(27,450,970), respectively, which was mainly plant.

E.During the nine-month periods ended September 30, 2024 and 2023, PEMEX recognized a net (impairment) of Ps.(51,841,445) and Ps.(74,197,552), respectively, which is presented as a separate line item in the condensed consolidated interim statement of comprehensive income as follows:

	For the nine-month periods ended September 30,
	2024		2023
	(Impairment) / Reversal of impairment, net
Pemex Industrial Transformation	Ps.	(67,871,770)	Ps.	(11,461,191)
Pemex Exploration and Production	15,447,401		(62,725,055)
Pemex Logistics	582,924		(11,306)
(Impairment), net	Ps.	(51,841,445)	Ps.	(74,197,552)

Cash-Generating Units of Pemex Industrial Transformation

As of September 30, 2024 and 2023, Pemex Industrial Transformation recognized a net impairment of Ps.(67,871,770) and Ps.(11,461,191), respectively, shown by CGUs as follows:

	2024		2023
Salina Cruz Refinery	Ps.	(17,468,195)	Ps.	—
Minatitlán Refinery	(15,335,373)		(4,347,233)
Cadereyta Refinery	(10,818,788)		—
Salamanca Refinery	(6,721,667)		5,750,669
Madero Refinery	(5,445,091)		(12,221,788)
Fertilizers	(3,238,389)		—
Ciudad Pemex Gas Processor Complex	(3,177,751)		—
Tula Refinery	(1,744,025)		—
Gas Burgos Gas Processor Complex	(1,665,672)		(61,587)
Cactus Gas Processor Complex	(1,321,110)		—
Morelos Ethylene Complex	(1,015,359)		—
Coatzacoalcos Gas Processor Complex	(435,265)		—
Cangrejera Ethylene Complex	(419,501)		—
La Venta Gas Processor Complex	(255,446)		—
Matapionche Gas Processor Complex	(158,745)		—
Pajaritos Ethylene Complex	(41,370)		—
Cosoleacaque Petrochemical Complex	—		(2,336,321)
Morelos Petrochemical Complex	—		232,685
Cangrejera Petrochemical Complex	—		515,690
Gas Arenque Processor Complex	2,621		(58,489)
Gas Poza Rica Processor Complex	149,459		(15,636)
Nuevo Pemex Gas Processor Complex	1,237,897		1,080,819
Total	Ps.	(67,871,770)	Ps.	(11,461,191)

As of September 30, 2024, Pemex Industrial Transformation recognized a net impairment of Ps.(67,871,770) due to (i) a decrease in estimated gross income as a result of adverse operating and market conditions; (ii) an increase in the discount rate of CGUs of refined products, from 13.68% as of December 31, 2023 to 13.98% as of September 30, 2024, and (iii) variations in the exchange rate used in projected cash-flows, from Ps.16.9220 = U.S.$1.00 as of December 31, 2023 to Ps.19.6290 = U.S. $1.00 as of September 30, 2024.

As of September 30, 2023, the net impairment of Ps.(11,461,191) was due to a negative effect resulting from the depreciation of the peso against the U.S. dollar, from an exchange rate of Ps.19.4143 = U.S.$1.00 as of December 31, 2022 to Ps.17.6195 = U.S.$1.00 as of September 30, 2023. These effects were partially offset by (i) an improvement in production levels as a result of application of rehabilitation program and (ii) a slight decrease in the discount rate of CGUs of refined products by 14.16% as of December 31, 2022 to 13.88% as of September 30, 2023.

To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of September 30,
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	Refining		Gas		Petrochemicals		Ethylene		Fertilizers
Average crude oil Price (U.S.$)	104.58	66.74	N.A.		N.A.		N.A.		N.A.
Processed volume (1)	1,030 mbd	896 mbd	2,428 mmpcd of humid gas	2,440 mmpcd of humid gas	Variable because the load inputs are diverse		Variable because the load inputs are diverse		Variable because the load inputs are diverse
Rate of U.S.$	19.629	17.6195	19.629	17.6195	19.629	17.6195	19.629	17.6195	19.629	17.6195
Useful lives of the cash-generating units (year average)	11	12	7	6	5	4	6	5	5	5
Pre-tax discount rate	13.98	13.88%	14.09	13.03%	10.46	10.36%	10.46	10.36%	11.44	12.87%
Period (2)	2024-2034	2023-2033	2024-2030	2023-2028	2024-2028	2023-2026	2024-2029	2023-2027	2024-2028	2023-2027

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable

CGUs in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of Pemex Industrial Transformation represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.

Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on discounted cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of September 30, 2024 and 2023, the value in use for the impairment of fixed assets was as follows:

	2024		2023
Tula Refinery	Ps.	49,412,422	Ps.	54,129,566
Salamanca Refinery	18,718,170		30,651,074
Cadereyta Refinery	18,327,939		—
Cangrejera Petrochemical Complex	10,957,462		4,921,852
Salina Cruz Refinery	9,691,783		48,864
Nuevo Pemex Gas Processor Complex	8,889,274		33,790,515
Ciudad Pemex Gas Processor Complex	8,206,845
Cactus Gas Processor Complex	5,791,934
Independencia Petrochemical Complex	2,551,933		—
La Venta Gas Processor Complex	1,141,934		—
Coatzacoalcos Gas Processor Complex	1,113,466		—
Pajaritos Petrochemical Complex	185,000
Burgos Gas Processor Complex	67,181		1,973,453
Matapionche Gas Processor Complex	—		328,623
Gas Arenque Processor Complex	—		48,387
Cosoleacaque Petrochemical Complex	—		702,887
Total	Ps.	135,055,343	Ps.	126,595,221

Cash-Generating Unit of Pemex Exploration and Production

During the nine-month periods ended September 30, 2024 and 2023, Pemex Exploration and Production recognized a reversal of impairment and net (impairment) of Ps.15,447,401 and Ps.(62,725,055), respectively, shown by CGUs as follows:

	2024		2023
Cantarell	Ps.	17,930,141	Ps.	3,934,091
Aceite Terciario del Golfo	10,725,678		(4,745,200)
Lakach	6,460,308		2,289,892
Ayin Alux	2,516,348		—
Tamaulipas Constituciones	2,383,525		390,390
Arenque	1,670,775		(573,479)
Burgos	494,325		(7,553,945)
Poza Rica	385,159		(984,600)
Misión CEE	78,299		(343,142)
Cuenca Macuspana	46,281		(33,468)
Santuario CEE	—		(170,392)
Ixtal - Manik	—		(6,113,877)
Cárdenas Mora CEE	—		(61,933)
Crudo Ligero Marino	—		(9,153,384)
Chuc	—		(23,096,914)
Bellota Chinchorro	—		(3,250,680)
Antonio J. Bermúdez	(3,742,263)		10,465,552
Ogarrio Magallanes	(9,968,924)		(12,072,400)
Tsimin Xux	(13,532,251)		(11,651,566)
Total	Ps.	15,447,401	Ps.	(62,725,055)

As of September 30, 2024, Pemex Exploration and Production recognized a net reversal of impairment of Ps.15,447,401 mainly due to: (i) an increase in crude oil gas and condensates prices, generating a positive effect of Ps.41,135,676 mainly in the Cantarell, Aceite Terciario del Golfo and Tamaulipas Constituciones CGUs; (ii) a positive effect of Ps.31,371,838, due to the fluctuations of the exchange rate from Ps.16.9220 = U.S.$1.00 as of December 31, 2023, to Ps.19.6290 = U.S.$1.00 as of September 30, 2024; and (iii) a positive effect of the decrease in expenses of Ps.28,543,448 due to changes in operational strategies in Cantarell, Aceite Terciario del Golfo, Tamaulipas Constituciones and Lakach CGUs. These effects were partially offset by (i) a negative effect in the discount rate of Ps.44,734,671, from 9.93% in December 31, 2023 to 10.28% in September 30, 2024; (ii) a negative effect of the decrease in production profiles of Ps.27,335,248 in the Tsimin Xux, Ogarrio – Sánchez Magallanes, Antonio J. Bermudez and Burgos CGUs; and (iii) a negative tax effect of Ps.13,533,642 due to an increased tax base resulting from higher prices of petroleum products.
As of September 30, 2023, Pemex Exploration and Production recognized a net impairment of Ps. (62,725,055) mainly due to: (i) a decrease in production profiles volume in the barrel of crude oil equivalent generating a negative effect of Ps. 156,340,299, mainly in the Chuc, Burgos, Bellota Chinchorro, Ogarrio Magallanes, Crudo Ligero Marino, Tsimin Xux and Ixtal-Manik CGUs; (ii) the negative effect due to an exchange rate of Ps. 24,656,123, from Ps.19.4143 = U.S.$1.00 as of December 31, 2022, to Ps. 17.6195 = U.S.$1.00 as of September 30, 2023; and (iii) an increase in the discount rate of Ps. 17,506,282, from 9.31% in December 31, 2022 to 10.24% in September 30, 2023, due to the increase in the debt component in the Weighted Average Cost of Capital (“WAAC”) derived from the rise in global interest rates, which impacted PEMEX's benchmark rates that oil and gas industry uses to determine these discount rates. These effects were partially offset by (i) an increase in crude oil prices, generating a positive effect of Ps. 35,913,103; (ii) a positive tax effect of Ps. 30,721,216, due to the decrease in production profiles volume in the barrel of crude oil equivalent and (iii) a positive effect of Ps. 69,143,330 due to lower transportation and distribution costs.
The CGUs of Pemex Exploration and Production are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.

Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.

Pemex Exploration and Production determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex Exploration and Production’s proved reserves. The recoverable amount on each asset is the value in use.

To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

As of September 30
	2024	2023
Average crude oil price	65.47 U.S.$/bl	61.58 U.S.$/bl
Average gas price	4.80 U.S.$/mpc	4.85 U.S.$/mpc
Average condensates price	73.18 U.S.$/bl	66.66 U.S.$/bl
After-tax discount rate	10.28% annual	10.24% annual

For the nine-month periods ended September 30, 2024 and 2023, the total forecast production, calculated with a horizon of 25 years, was 6,566 billion barrels per day (Bbd) and 6,685 Bbd per day of crude oil equivalent, respectively.

Pemex Exploration and Production, in compliance with practices observed in the industry, estimates the recovery value of an asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes. Cash flows related to plugging wells provision costs are excluded in this computation of discounted cash flows.
As of September 30, 2024 and 2023, values in use for CGU are:

	2024		2023
Chuc	Ps.	63,820,619	Ps.	32,185,078
Aceite Terciario del Golfo	37,876,754		38,851,215
Cantarell	35,272,341		—
Crudo Ligero Marino	33,542,145		15,773,442
Ogarrio Magallanes	25,121,617		20,461,533
Antonio J. Bermúdez	22,514,620		18,148,106
Tsimin Xux	20,396,141		22,596,087
Bellota Chinchorro	15,184,877		12,106,927
Ixtal - Manik	12,818,132		6,340,278
Poza Rica	6,887,762		5,230,881
Tamaulipas Constituciones	6,623,237		2,795,536
Lakach	6,460,269		2,705,851
Arenque	4,075,837		4,176,873
Burgos	3,904,900		6,243,845
Cuenca de Macuspana	592,090		—
Cactus sitio grande	—		15,564,093
Cuenca de Veracruz	—		112,746,991
Ébano CEE	—		3,932,240
Ku-Maloob-Zaap	—		382,346,824
Total	Ps.	295,091,341	Ps.	702,205,800

Cash-Generating Units of Pemex Logistics

During the nine-month period ended September 30, 2024, Pemex Logistics recognized a net reversal of impairment of Ps.582,924 due to: a decrease in the discount rate used for the project future cash flows in storage terminals from 14.80% as of December 31, 2023 to 14.57% as of September 30, 2024.

During the nine-month period ended September 30, 2023, Pemex Logistics recognized a net impairment of Ps.(11,306) due to: an increase in the discount rate used for the project future cash flows in storage terminals from 12.73% as of December 31, 2023 to 14.81% as of September 30, 2023.

The CGUs of Pemex Logistics are storage terminals, pipelines and transport equipment. The recoverable amounts of the assets as of September 30, 2024 and 2023 were Ps.73,098,806 and Ps.76,632,733, respectively, each corresponding to the discounted cash flows at the rate of 14.57% and 14.81% and 17 and 19 years of useful lives, respectively.